Ordinary Shares - Additional Information (Detail)		3 Months Ended	12 Months Ended
	Dec. 31, 2012 Vote	Mar. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2010 Stock Options	Dec. 31, 2010 Chief Executive Officer Stock Options	Dec. 31, 2006 Chief Executive Officer Stock Options
Class of Stock [Line Items]
Ordinary shares, number of votes per share	1
Stock option for the purchase of ordinary shares, granted						466,666
Stock option, vesting period						4 years
Stock option, vesting description						25% on the first anniversary of the grant date and monthly thereafter over the following 36 months
Stock option exercised		52,937	184,335	607,500		466,666
Stock option vested					466,666